Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

a)	The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in these consolidated financial statements:

	As at December 31,	As at December 31,	As at December 31,
	2018	2017	2016
	$	$	$
Cash and cash equivalents	225,040	221,934	227,378
Restricted cash (1)	8,540	28,360	92,265
Restricted cash - long-term (1)	—	—	22,644
	233,580	250,294	342,287

(1)
Restricted cash as at December 31, 2018 includes amounts held in escrow as collateral on the Partnership's cross currency swaps, funds for a scheduled loan facility repayment, withholding taxes and office lease prepayments.

Restricted cash as at December 31, 2017 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps and funds for certain vessel upgrade costs.
Restricted cash as at December 31, 2016 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps, funds for certain vessel upgrade and dry dock costs and a performance bond relating to the Petrojarl Knarr FPSO unit.

b)	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Accounts receivable	22,320	(54,830)	34,669
Prepaid expenses and other assets	(2,104)	(6,618)	5,983
Accounts payable and accrued liabilities	(32,800)	43,113	38,627
Advances (to) from affiliate	(70,643)	51,841	(5,061)
	(83,227)	33,506	74,218

c)	Cash interest paid (including realized losses on interest rate swaps) during the years ended December 31, 2018, 2017 and 2016 totaled $204.5 million, $205.0 million, and $180.9 million, respectively.

d)	Income taxes paid during the years ended December 31, 2018, 2017 and 2016 totaled $2.1 million, $2.2 million and $1.5 million, respectively.